SUMMARY OF WARRANT ACTIVITY (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants - Beginning balance | shares
Average exercise price - Beginning balance | $ / shares
Number of warrants - Beginning balance | shares
Average exercise price - Exercisable as beginning balance | $ / shares
Number of warrants - Granted | shares	650,000
Average exercise price - Granted | $ / shares	$ 0.001
Weighted Average Remaining Contractual Term in Years - Granted	5 years
Number of warrants - Exercised/surrendered | shares	(499,751)
Average exercise price - Exercised/Surrendered | $ / shares	$ 0.001
Weighted Average Remaining Contractual Term in Years - Exercised/Surrendered	4 years 9 months
Number of warrants - Forfeited | shares
Average exercise price - Forfeited | $ / shares
Weighted Average Remaining Contractual Term in Years - Forfeited
Number of warrants - Expired | shares
Average exercise price - Expired | $ / shares
Weighted Average Remaining Contractual Term in Years - Expired
Number of warrants - Ending balance | shares	150,249
Average exercise price - Ending balance | $ / shares	$ 0.001
Weighted Average Remaining Contractual Term in Years - Ending	4 years 8 months 26 days
Number of warrants - Exercisable | shares	150,249
Average exercise price - Exercisable as ending balance | $ / shares	$ 0.001
Weighted Average Remaining Contractual Term in Years - Exercisable as Ending	4 years 8 months 26 days